DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Jun. 08, 2023	Dec. 20, 2021	Nov. 15, 2021	Sep. 30, 2021
Xunpusen Technology Co Ltd [Member]
Gain on disposal				$ 683,688
Xiamen Jiuqiao Technology [Member]
Gain on disposal		$ 811,269
Shenyang Qimengxing Trading Co., Ltd. [Member]
Gain on disposal			$ 1,012
Variable Entity And Subsidaries [Member]
Gain on disposal	$ 7,389,310